CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jul. 04, 2021	Jun. 28, 2020	Jan. 03, 2021	Dec. 29, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ 347,440	$ 561,178	$ 791,992	$ (466,577)
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Deferred interest expense paid in-kind	0	39,368	39,368	0
Noncash interest income	0	(64,200)	(75,000)	0
Stock-based incentive compensation			0	13,500
Impairment of assets held for sale	0	100,000	90,493	93,488
Depreciation	113,394	90,920	187,687	211,087
Amortization of franchise agreement			1,700	1,700
Amortization of debt issuance cost	54,205	2,568	5,176	5,176
Loss on sale of property and equipment			0	1,800
Write-off of deferred offering costs			0	40,000
Deferred tax liability, net	28,000	(11,788)	20,000	(102,000)
Impairment of goodwill			0	200,000
Changes in operating assets and liabilities
Receivables	(12,721)	(3,511)	(3,667)	4,878
Inventory	(9,913)	(544)	(4,144)	2,152
Prepaid expenses	(5,888)	3,967	1,580	1,282
Accounts payable	127,814	(41,013)	(67,080)	33,196
Unearned vendor rebate	0	(2,446)
Accrued expenses	(161,074)	47,400	214,334	21,634
Income taxes payable	14,994	154,701	95,080	(10,827)
Net cash provided by operating activities	496,251	876,600	1,397,449	50,489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds (advances to) from investment in related company			179,000	(179,000)
Purchase of property and equipment	(67,003)	(16,393)	(154,420)
Net cash provided by (used in) investing activities	(67,003)	(16,393)	24,580	(179,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	3,107,100	77,500	77,500	0
Payment of debt issuance costs	(49,699)	0
Principal payments on long-term debt	(3,077,784)	(104,656)	(436,456)	(276,899)
Payment of deferred offering costs	(9,192)	0
Net cash used in financing activities	(29,575)	(27,156)	(358,956)	(276,899)
CHANGE IN CASH	399,673	833,051	1,063,073	(405,410)
CASH, BEGINNING OF YEAR	1,321,244	258,101	258,101	663,511
CASH, END OF YEAR	1,720,917	1,091,152	1,321,244	258,101
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	68,700	49,204	133,213	202,101
Cash paid for income taxes	$ 92,006	$ 0
SUPPLEMENTAL DISCLOSURE OF INVESTING AND FINANCING ACTIVITIES
Transfer of property and equipment to assets held for sale			0	189,640
Purchase of property and equipment included in accounts payable			$ 15,712	$ 0